Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investment

Short-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Variable rate financial instruments(1)	142,084	254,459
Held-to-maturity investments(2)	—	21,570
Total	142,084	276,029

(1) Variable rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal.

(2) Held-to-maturity investments represent deposits in banks that earn fixed interest rate return only if the Group holds them to maturity.